Revenue and Other Income - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Customer Concentration Risk | Revenue Benchmark | Customers with bill and hold arrangements
Revenue and Other Income
Concentration risk percentage	23.00%	16.00%	4.00%